LEASES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Leases
Schedule of lease assets and liabilities

Below is a summary of our lease assets and liabilities at November 30, 2022 and February 28, 2022.

Leases	Classification	November 30, 2022	February 28, 2022
Assets
Operating	Operating Lease Assets	$1,241,152	$1,331,605
Liabilities
Current
Operating	Current Operating Lease Liability	$111,985	$254,027
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	1,115,323	1,057,579
Total lease liabilities		$1,227,308	$1,311,606

Leases	Classification	February 28, 2022	February 28, 2021
Assets
Operating	Operating Lease Assets	$1,331,605	$47,753
Liabilities
Current
Operating	Current Operating Lease Liability	$254,027	$43,894
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	1,057,579	3,859
Total lease liabilities		$1,311,606	$47,753